SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023
Accounting Policies [Abstract]
Advertising costs	$ 227,361	$ 128,339	$ 13,360	$ 833,589	$ 305,912	$ 483,500
Deferred tax assets valuation allowance	$ 3,580,000		$ 281,000	$ 3,580,000		$ 1,971,000
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Federal statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%